TRADE AND NOTES PAYABLE - AGEING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Trade and notes payables	$ 1,893,852	¥ 12,321,970	¥ 11,342,870
Within 1 year
Trade and notes payables		11,710,641	10,777,171
Between 1 and 2 years
Trade and notes payables		199,121	276,351
Between 2 and 3 years
Trade and notes payables		201,919	107,137
Over 3 years
Trade and notes payables		¥ 210,289	¥ 182,211